Derivative Instruments (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	$ 35,847,490	$ 24,588,435
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(10,337,372)	(20,907,216)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	25,510,118	3,681,219
U.S. and foreign futures contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	33,234,813	17,323,529
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(8,568,395)	(15,097,793)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	24,666,418	2,225,736
Forward contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	2,497,049	7,254,268
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(1,761,431)	(5,809,423)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	735,618	1,444,845
Options on Futures and Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	115,628	10,638
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(7,546)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	$ 108,082	$ 10,638